UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Strategic Partners Opportunity Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	02/28/2005

Date of reporting period:	11/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Strategic Partners Opportunity Funds

Strategic Partners Focused Growth Fund

Schedule of Investments as of November 30, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.2%
Common Stocks
Biotechnology 6.0%
24,900	Amgen, Inc.(a)	$1,494,996
63,100	Genentech, Inc.(a)	3,044,575
47,800	Gilead Sciences, Inc.(a)	1,647,188

		6,186,759

Capital Markets 2.9%
53,700	Merrill Lynch & Co., Inc.	2,991,627

Communications Equipment 3.7%
137,100	Corning, Inc.(a)	1,724,718
50,100	QUALCOMM, Inc.	2,085,162

		3,809,880

Computer & Peripherals 5.9%
48,900	Apple Computer, Inc.(a)	3,278,745
67,600	Dell, Inc.(a)	2,739,152

		6,017,897

Consumer Finance 2.9%
53,700	American Express Co.	2,991,627

Diversified Financial Services 6.1%
36,630	Citigroup, Inc.	1,639,193
71,800	JPMorgan Chase & Co.	2,703,269
73,462	MBNA Corp.	1,951,151

		6,293,613

Electronic Equipment & Instruments 2.5%
112,900	Agilent Technologies, Inc.(a)	2,584,281

Energy Equipment & Services 3.5%
71,200	BJ Services Co.	3,607,704

Food & Staples Retailing 2.1%
24,200	Whole Foods Market, Inc.	2,196,634

Healthcare Equipment & Supplies 5.3%
27,250	Alcon, Inc. (Switzerland)	2,030,670
40,200	Boston Scientific Corp.(a)	1,399,362
24,700	Zimmer Holdings, Inc.(a)	2,015,520

		5,445,552

Healthcare Providers & Services 1.7%
21,100	UnitedHealth Group, Inc.	1,748,135

Hotels, Restaurants & Leisure 2.9%
52,100	Starbucks Corp.(a)	2,931,146

Industrial Conglomerates 5.3%
153,900	General Electric Co.	5,441,904

Insurance 2.5%
39,800	American International Group, Inc.	2,521,330

Internet & Catalog Retail 7.0%
63,975	eBay, Inc.(a)	7,193,989

Internet Software & Services 10.5%
11,800	Google Inc (Class A shares)(a)	2,159,400
67,300	Juniper Networks, Inc.(a)	1,852,769
177,100	Yahoo!, Inc.(a)	6,662,502

		10,674,671

Media 1.4%
31,400	E.W. Scripps Co. (The)	1,467,636

Multiline Retail 4.1%
83,100	Target Corp.	4,256,382

Oil & Gas 1.6%
31,400	Nabors Industries, Ltd.(a)	1,633,574
Personal Products 3.6%
29,500	Avon Products, Inc.	1,107,430
59,900	Estee Lauder Companies, Inc. (The)	2,614,036

		3,721,466

Pharmaceuticals 1.0%
36,000	Pfizer, Inc.	999,720

Semiconductors & Semiconductor Equipment 3.2%
36,000	Broadcom Corp.(a)	1,170,720
67,000	Marvell Technology Group Ltd. (Bermuda)(a)	2,148,020

		3,318,740

Software 9.9%
97,750	Electronic Arts, Inc.(a)	4,779,975
99,900	Microsoft Corp.	2,678,319
42,300	Symantec Corp.(a)	2,699,163

		10,157,457

Specialty Retail 4.6%
54,600	Bed Bath & Beyond, Inc.(a)	2,180,069
46,550	Lowe’s Companies, Inc.	2,575,611

		4,755,680

	Total Investments 100.2% (cost $86,025,533; (b))	102,947,404
	Liabilities in excess of other assets (0.2%)	(226,387)

Net Assets 100%	$102,721,017

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $87,501,744; accordingly, net unrealized appreciation on investments for federal income tax purposes was $15,445,660 (gross unrealized appreciation - $18,464,521; gross unrealized depreciation - $3,018,861). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Opportunity Funds

Strategic Partners Focused Value Fund

Schedule of Investments as of November 30, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.9%
Common Stocks
Aerospace & Defense 2.3%
64,700	Lockheed Martin Corp.	$3,936,348

Beverages 1.3%
39,000	Diageo PLC (ADR) (United Kingdom)	2,197,260

Capital Markets 3.6%
85,900	Bank of New York Co., Inc. (The)	2,826,969
64,400	Morgan Stanley	3,268,300

		6,095,269

Commercial Banks 9.2%
40,000	Fifth Third Bancorp	2,014,400
323,460	HSBC Holdings PLC (United Kingdom)	5,509,001
68,400	Wachovia Corp.	3,539,700
74,400	Wells Fargo & Co.	4,595,688

		15,658,789

Communications Equipment 4.1%
84,400	Comverse Technology, Inc.(a)	1,795,188
231,800	Nokia Corp. (ADR) (Finland)	3,748,206
420,700	Nortel Networks Corp. (Canada)(a)	1,459,829

		7,003,223

Computers & Peripherals 0.6%
53,000	Hewlett-Packard Co.	1,060,000

Consumer Finance 5.2%
158,400	American Express Co.	8,824,464

Containers & Packaging 2.0%
67,000	Sealed Air Corp.(a)	3,444,470

Diversified Financial Services 2.8%
128,172	JPMorgan Chase & Co.	4,825,676

Diversified Telecommunication Services 2.2%
91,800	Verizon Communications, Inc.	3,784,914

Food & Staples Retailing 5.5%
106,500	Costco Wholesale Corp.	5,175,900
255,900	Kroger Co. (The)(a)	4,140,462

		9,316,362

Hotels, Restaurants & Leisure 1.8%
97,600	McDonald’s Corp.	3,000,224

Household Products 2.1%
56,700	Kimberly Clark Corp.	$3,606,687

Industrial Conglomerates 3.0%
151,700	Tyco International Ltd.	5,153,249

Insurance 13.7%
163,600	American International Group, Inc.	10,364,060
2,060	Berkshire Hathaway, Inc. (Class B Shares)(a)	5,726,800
36,900	Loews Corp.	2,579,679
52,800	Progressive Corp. (The)	4,804,272

		23,474,811

Media 6.4%
83,527	Comcast Corp. (Class A Shares)(a)	2,509,151
113,000	Comcast Corp. (Class A Special Shares)(a)	3,350,450
205,200	The News Corp. Ltd. (Class A Shares)	3,629,988
42,400	Viacom, Inc. (Class B Shares)	1,471,280

		10,960,869

Metals & Mining 1.2%
60,800	Alcoa, Inc.	2,065,984

Oil & Gas 11.5%
84,100	BP PLC (ADR) (United Kingdom)	5,159,535
97,400	ChevronTexaco Corp.	5,318,040
39,400	ConocoPhillips	3,585,006
69,000	Devon Energy Corp.	2,857,980
46,300	Occidental Petroleum Corp.	2,787,723

		19,708,284

Paper & Forest Products 2.0%
80,200	International Paper Co.	3,329,904

Pharmaceuticals 4.8%
57,300	Glaxosmithkline PLC (ADR) (United Kingdom)	2,437,542
125,400	Pfizer, Inc.	3,482,358
56,000	Wyeth	2,232,720

		8,152,620

Software 1.8%
116,300	Microsoft Corp.	3,118,003

Thrifts & Mortgage Finance 2.8%
40,100	Golden West Financial Corp.	4,781,524

Tobacco 7.3%
215,700	Altria Group, Inc.	12,400,593

Wireless Telecommunication Services 1.7%
99,900	Nextel Communications, Inc.(a)	2,843,154

	Total long-term investments (cost $136,763,686)	168,742,681

Principal Amount (000)
SHORT-TERM INVESTMENT 0.5%
Commercial Paper
	Clipper Receivables Corp.,
$804	2.07%, 12/1/04 (cost $804,000)	$804,000

	Total Investments 99.4% (cost $137,567,686; (b))	169,546,681
	Assets in excess of other liabilities 0.6%	1,071,194

	Net Assets 100%	$170,617,875

The following abbreviation is used in portfolio descriptions:

ADR-American Depositary Receipt.

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $138,902,302; accordingly, net unrealized appreciation on investments for federal income tax purposes was $30,644,379 (gross unrealized appreciation - $33,914,059; gross unrealized depreciation - $3,269,680). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Opportunity Funds

Strategic Partners Mid-Cap Value Fund

Schedule of Investments as of November 30, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.7%
Common Stocks
Aerospace & Defense 3.9%
17,700	Northrop Grumman Corp.	$997,041
113,300	Raytheon Co.	4,570,522

		5,567,563

Air Freight & Logistics 0.5%
16,800	CNF, Inc.	785,400

Auto Components 0.5%
23,100	American Axle & Manufacturing Holdings, Inc.(a)	673,596

Beverages 3.0%
150,500	Pepsi Bottling Group, Inc.	4,217,010

Biotechnology 1.6%
14,300	Cephalon, Inc.(a)	679,679
74,800	Human Genome Sciences, Inc.(a)	822,800
32,100	Medimmune, Inc.(a)	853,860

		2,356,339

Building Products 3.3%
131,800	Masco Corp.	4,648,586

Capital Markets 1.6%
105,400	E*Trade Financial Corp.(a)	1,460,844
54,100	Janus Capital Group, Inc.	895,355

		2,356,199

Commercial Banks 3.1%
23,600	Banknorth Group, Inc.	848,892
50,700	Colonial BancGroup, Inc. (The)	1,076,361
22,900	Compass Bancshares, Inc.	1,066,224
38,000	First Midwest Bancorp, Inc.	1,426,520

		4,417,997

Commercial Services & Supplies 5.5%
172,500	Cendant Corp.	3,910,575
22,700	Corrections Corp. of America(a)	896,650
103,000	Waste Management, Inc.	3,070,430

		7,877,655

Communications Equipment 1.3%
55,100	CommScope, Inc.(a)	1,064,532
98,600	Tellabs, Inc.(a)	843,030

		1,907,562

Construction & Engineering 1.0%
27,500	Fluor Corp.	$1,427,250

Construction Materials 0.5%
14,500	Martin Marietta Materials, Inc.	728,625

Containers & Packaging 1.4%
81,000	Crown Holdings, Inc.(a)	1,036,800
50,100	Smurfit-Stone Container Corp.(a)	899,796

		1,936,596

Drugs & Healthcare 2.8%
61,300	Guidant Corp.	3,974,079

Electric Utilities 0.7%
25,500	Cinergy Corp.	1,055,445

Electronic Equipment & Instruments 3.0%
20,200	Anixter International, Inc.	762,146
50,900	Ingram Micro, Inc. (Class A Shares)(a)	979,316
53,000	Symbol Technologies, Inc.	803,480
37,400	Tech Data Corp.(a)	1,697,586

		4,242,528

Energy Equipment & Services 2.3%
34,700	BJ Services Co.	1,758,249
42,400	Diamond Offshore Drilling, Inc.	1,588,304

		3,346,553

Food & Staples Retailing 2.7%
78,000	Costco Wholesale Corp.	3,790,800

Food Products 4.0%
119,000	Aramark Corp. (Class B Shares)	3,113,040
34,700	ConAgra Foods, Inc.	938,635
79,200	Del Monte Foods Co.(a)	859,320
26,600	Smithfield Foods, Inc.(a)	772,730

		5,683,725

Healthcare Equipment & Supplies 0.7%
15,700	C.R. Bard, Inc.	940,587

Healthcare Providers & Services 3.8%
57,000	AmerisourceBergen Corp.	3,359,580
283,300	WebMD Corp.(a)	2,053,925

		5,413,505

Hotels, Restaurants & Leisure 2.1%
56,000	Carnival Corp.	2,968,560

Insurance 2.3%
22,000	ACE Ltd. (Cayman Islands)	889,240
62,600	Conseco, Inc.(a)	1,188,774
28,100	Protective Life Corp.	1,175,985

		3,253,999

Internet Software & Services 0.5%
581,700	Vignette Corp.(a)	$738,759

IT Services 5.0%
140,300	Convergys Corp.(a)	2,086,261
51,000	Sabre Holdings Corp.	1,177,080
147,900	SunGard Data Systems, Inc.(a)	3,920,829

		7,184,170

Leisure Equipment & Products 0.8%
62,400	Mattel, Inc.	1,182,480

Machinery 1.2%
15,000	Eaton Corp.	1,011,000
7,900	ITT Industries, Inc.	672,448

		1,683,448

Media 12.5%
124,000	Cablevision Systems New York Group (Class A Shares)(a)	2,647,400
35,800	Harte-Hanks, Inc.	924,356
230,000	Liberty Media Corp. (Class A Shares)(a)	2,375,900
98,800	Liberty Media International, Inc.(a)	4,254,328
50,700	Reader’s Digest Association, Inc. (The)	725,010
318,000	Time Warner, Inc.(a)	5,631,780
39,700	Valassis Communications, Inc.(a)	1,347,815

		17,906,589

Metals & Mining 0.6%
88,700	Graftech International Ltd.(a)	846,198

Oil & Gas 2.1%
31,200	Noble Energy, Inc.	1,990,248
11,900	Sunoco, Inc.	982,464

		2,972,712

Pharmaceuticals 2.1%
128,300	King Pharmaceuticals, Inc.(a)	1,597,335
45,700	Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	1,372,371

		2,969,706

Restaurants 2.6%
81,000	Yum! Brands, Inc.	3,677,400

Road & Rail 0.7%
26,600	CSX Corp.	1,014,258

Semiconductors & Semiconductor Equipment 0.2%
66,000	Applied Micro Circuits Corp.(a)	242,880

Software 1.6%
78,500	Ascential Software Corp.(a)	1,073,095
197,400	Parametric Technology Corp.(a)	1,154,790

		2,227,885

Specialty Retail 9.7%
187,000	AutoNation, Inc.(a)	3,463,240

59,400	Foot Locker, Inc.	$1,543,212
191,800	GAP, Inc. (The)	4,190,830
33,600	Linens’n Things, Inc.(a)	834,624
95,000	Tiffany & Co.	2,907,000
42,600	TJX Cos., Inc.	1,002,804

		13,941,710

Thrifts & Mortgage Finance 6.5%
244,700	Sovreign Bancorp, Inc.	5,346,695
100,500	Washington Mutual, Inc.	4,091,355

		9,438,050

	Total Investments 97.7% (cost $112,701,843; (b))	139,596,404
	Assets in excess of other liabilities 2.3%	3,298,694

	Net Assets 100%	$142,895,098

The following abbreviation is used in the portfolio descriptions:

ADR-American Depositary Receipt.

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $113,115,957; accordingly, net unrealized appreciation on investments for federal income tax purposes was $26,480,447 (gross unrealized appreciation - $29,154,808; gross unrealized depreciation - $2,674,361). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Opportunity Funds

Strategic Partners New Era Growth Fund

Schedule of Investments as of November 30, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.1%
Common Stocks
Aerospace & Defense 1.8%
13,500	Boeing Co. (The)	$723,195
11,500	Northrop Grumman Corp.	647,795
7,600	Precision Castparts Corp.	492,784

		1,863,774

Air Freight & Logistics 1.4%
18,900	Expeditors International Washington, Inc.	1,006,614
9,000	Ryder System, Inc.	482,760

		1,489,374

Biotechnology 3.1%
27,700	Celgene Corp.(a)	759,534
19,000	Genentech, Inc.(a)	916,750
15,800	Gilead Sciences, Inc.(a)	544,468
3,700	ImClone Systems, Inc.(a)	156,214
21,800	Martek Biosciences Corp.(a)	847,366

		3,224,332

Building & Forest Products 1.3%
7,500	American Standard Cos., Inc.(a)	292,050
31,000	D.R. Horton, Inc.	1,091,510

		1,383,560

Building Products 0.5%
13,500	Masco Corp.	476,145

Capital Markets 1.7%
78,500	Ameritrade Holding Corp.(a)	1,093,505
9,900	Legg Mason, Inc.	674,586

		1,768,091

Chemicals 1.5%
34,600	Monsanto Co.	1,592,292

Commercial Services & Supplies 1.9%
14,200	CoStar Group, Inc.(a)	621,960
4,400	Laureate Education, Inc.(a)	173,316
41,000	Monster Worldwide, Inc.(a)	1,155,790

		1,951,066

Communications Equipment 9.4%
145,900	ADC Telecommunications, Inc.(a)	342,865
10,000	Avaya, Inc.(a)	164,200
60,700	Comverse Technology, Inc.(a)	1,291,089
53,000	Corning, Inc.(a)	666,740
6,300	Garmin Ltd. (Cayman Islands)	366,786

62,100	Juniper Networks, Inc.(a)	1,709,613
58,000	Motorola, Inc.	1,117,080
58,100	QUALCOMM, Inc.	2,418,122
20,200	Research In Motion Ltd. (Canada)(a)	1,797,194

		9,873,689

Computer & Peripherals 4.5%
41,300	Apple Computer, Inc.(a)	2,769,165
15,900	Diebold, Inc.	845,880
5,900	Lexmark International, Inc.(a)	500,910
9,700	NCR Corp.(a)	579,381

		4,695,336

Consumer Finance 0.6%
31,000	AmeriCredit Corp.(a)	649,140

Diversified Financial Services 1.8%
6,750	Chicago Mercantile Exchange Holdings, Inc.	1,321,043
13,300	CIT Group, Inc.	568,575

		1,889,618

Diversified Telecommunication Services 0.5%
22,000	Sprint Corp.	501,820

Electronic Equipment & Instruments 2.1%
15,800	Amphenol Corp. (Class A Shares)(a)	554,738
20,000	PalmOne, Inc.(a)	700,800
58,800	Symbol Technologies, Inc.	891,408

		2,146,946

Energy Equipment & Services 2.2%
8,400	BJ Services Co.	425,628
9,700	Nabors Industries, Ltd.(a)	504,400
13,400	National-Oilwell, Inc.(a)	485,080
9,500	Smith International, Inc.(a)	575,415
15,600	Todco (Class A Shares)(a)	273,156

		2,263,679

Gaming 0.5%
14,700	International Game Technology	519,645

Healthcare Equipment & Supplies 5.3%
9,100	Alcon, Inc. (Switzerland)	678,132
6,900	Inamed Corp.(a)	370,185
12,900	Kinetic Concepts, Inc.(a)	818,118
11,700	Millipore Corp.(a)	570,024
15,000	St. Jude Medical, Inc.(a)	572,100
5,500	Stryker Corp.	241,945
24,300	Waters Corp.(a)	1,133,838
14,600	Zimmer Holdings, Inc.(a)	1,191,360

		5,575,702

Healthcare Providers & Services 4.2%
5,600	Anthem, Inc.(a)	567,448
16,500	Caremark RX, Inc.(a)	590,040
21,700	Cerner Corp.(a)	1,144,024

7,700	Laboratory Corporation of America Holdings(a)	369,215
6,000	Quest Diagnostics, Inc.	562,500
161,700	WebMD Corp.(a)	1,172,325

		4,405,552

Hotels, Restaurants & Leisure 3.1%
20,600	Gaylord Entertainment Co.(a)	725,944
15,400	MGM Mirage(a)	897,820
10,600	Station Casinos, Inc.	604,624
18,300	Wynn Resorts, Ltd.(a)	1,063,047

		3,291,435

Household Durables 1.0%
8,000	Fortune Brands, Inc.	627,840
3,275	Harman International Industries, Inc.	402,334

		1,030,174

Internet & Catalog Retail 3.0%
40,500	Amazon.com, Inc.(a)	1,607,040
6,300	eBay, Inc.(a)	708,435
32,300	IAC/InterActive Corp.(a)	797,487

		3,112,962

Internet Software & Services 8.7%
93,000	Akamai Technologies, Inc.(a)	1,204,350
69,100	Ask Jeeves, Inc.(a)	1,785,544
5,700	Digital River, Inc.(a)	238,944
3,100	Google Inc. (Class A Shares)(a)	567,300
54,500	Sapient Corp.(a)	431,095
57,300	VeriSign, Inc.(a)	1,885,170
79,800	Yahoo!, Inc.(a)	3,002,076

		9,114,479

IT Services 1.8%
3,000	Anteon International Corp.(a)	111,060
34,300	Checkfree Corp.(a)	1,270,815
8,800	Computer Sciences Corp.(a)	476,080

		1,857,955

Machinery 1.4%
5,000	Illinois Tool Works, Inc.	471,150
6,600	Parker-Hannifin Corp.	493,680
11,600	Terex Corp.(a)	531,744

		1,496,574

Media 3.1%
24,750	Marvel Enterprises, Inc.(a)	456,143
210,600	Sirius Satellite Radio, Inc.(a)	1,398,384
36,800	XM Satellite Radio Holdings, Inc. (Class A Shares)(a)	1,358,288

		3,212,815

Metals & Mining 0.8%
41,200	Placer Dome, Inc. (Canada)	886,212

Multi-line Retail 0.6%
14,500	Nordstrom, Inc.	634,375

Oil & Gas 3.9%
5,600	Amerada Hess Corp.	497,560
24,600	Nexen, Inc. (Canada)	1,083,384
12,200	Southwestern Energy Co.(a)	669,780
9,500	Ultra Petroleum Corp.(a)	500,270
9,000	Valero Energy Corp.	421,110
25,000	XTO Energy, Inc.	908,750

		4,080,854

Personal Products 1.3%
11,000	Avon Products, Inc.	412,940
22,400	Estee Lauder Cos., Inc. (The) (Class A Shares)	977,536

		1,390,476

Pharmaceuticals 3.3%
8,000	Allergan, Inc.	588,000
19,000	Elan Corp. PLC, ADR(a)	501,600
5,200	Medicis Pharmaceutical Corp. (Class A Shares)	191,308
35,000	Sepracor, Inc.(a)	1,557,850
19,300	Watson Pharmaceuticals, Inc.(a)	560,665

		3,399,423

Real Estate Investments Trusts 1.2%
17,000	General Growth Properties, Inc.	583,270
9,900	New Century Financial Corp.	626,274

		1,209,544

Road & Rail 0.2%
10,800	Sirva, Inc.(a)	214,920

Semiconductors & Semiconductor Equipment 3.0%
44,700	Advanced Micro Devices, Inc.(a)	951,216
11,500	ATI Technologies, Inc. (Canada)(a)	223,100
2,400	Lam Research Corp.(a)	62,424
29,800	Marvell Technology Group Ltd. (Bermuda)(a)	955,388
22,300	Maxim Integrated Products, Inc.	913,408

		3,105,536

Software 9.8%
56,800	Amdocs Ltd. (United Kingdom)(a)	1,468,280
14,500	Autodesk, Inc.	948,445
23,600	Business Objects SA (France) (a)	549,408
18,700	Cognos, Inc. (Canada)(a)	736,593
41,500	Electronic Arts, Inc.(a)	2,029,350
19,800	Intuit, Inc.(a)	828,432
16,100	Mercury Interactive Corp.(a)	734,321
8,100	NAVTEQ Corp.(a)	349,515
32,500	Symantec Corp.(a)	2,073,824
51,600	TIBCO Software, Inc.(a)	593,400

		10,311,568

Specialty Retail 5.8%
13,200	Advance Auto Parts, Inc.(a)	544,632

34,650	Aeropostale, Inc.(a)	987,525
21,200	Chico’s FAS, Inc.(a)	818,320
20,000	Coach, Inc.(a)	996,800
4,900	Costco Wholesale Corp.	238,140
22,000	Foot Locker, Inc.	571,560
4,500	Guitar Center, Inc.(a)	217,710
11,400	Home Depot, Inc. (The)	475,950
34,300	PETCO Animal Supplies, Inc.(a)	1,240,288

		6,090,925

Trading Companies & Distributors 0.4%
11,300	MSC Industrial Direct Co.	402,506

Wireless Telecommunication Services 2.4%
59,500	Alamosa Holdings, Inc.(a)	648,550
42,600	Nextel Communications, Inc.(a)	1,212,396
34,100	Nextel Partners, Inc. (Class A Shares)(a)	616,869

		2,477,815

	Total long-term investments (cost $79,540,930)	103,590,309

Principal Amount (000)
SHORT-TERM INVESTMENT 1.2%
Commercial Paper
	Citicorp,
$1,256	2.02%, 12/1/04 (cost $1,256,000)	1,256,000

	Total Investments, Before Outstanding Options Written 100.3% (cost $80,796,930; (b))	104,846,309

Contracts
OUTSTANDING OPTIONS WRITTEN (0.3)%
Call Options
28	Apple Computer, Inc, expiring 01/22/05 @ $42.5	(71,400)
17	Chicago Mercantile Hldg, expiring 12/18/04 @ $155	(69,445)
48	Elan PLC, expiring 12/18/04 @ $30	(960)
19	Google, Inc., expiring 12/18/04 @ $120	(118,465)
6	Google, Inc., expiring 12/18/04 @ $140	(25,440)
13	Intuit, Inc., expiring 1/05/05 @ $45	(780)
19	Research In Motion, Ltd., expiring 12/18/04 @ $75	(27,170)
21	Wynn Resorts Ltd., expiring 12/18/04 @ $45	(29,610)

	Total outstanding options written (premium received $42,585)	(343,270)

Total Investments, Net of Outstanding Options Written 100.0% (cost $80,754,345)	104,503,039
Other assets in excess of other liabilities	20,634

Net Assets 100%	$104,523,673

The following abbreviation is used in portfolio descriptions:

ADR-American Depositary Receipt.

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $81,008,583; accordingly, net unrealized appreciation on investments for federal income tax purposes was $23,837,726 (gross unrealized appreciation - $25,220,838; gross unrealized depreciation - $1,383,112). The difference between book and tax basis is attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Funds is available in the respective Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Opportunity Funds

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 27, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 27, 2005

*	Print the name and title of each signing officer under his or her signature.